UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
  X  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported):
 January 25, 2018
________________
HUNTINGTON TECHNOLOGY FINANCE, INC.
(Exact name of securitizer as specified in its charter)
________________
None (Commission File Number of securitizer)	0001541443 (Central Index Key Number of securitizer)
S. Lynn Stenback, Senior Vice President and Chief Counsel, (248) 339-1602 Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
       Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

PART 1 – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.
Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.
Pursuant to Rule 15Ga-1(c)(2)(ii), Huntington Technology Finance, Inc. has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2017.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1.
Pursuant to Rule 15Ga-1(c)(3), Huntington Technology Finance, Inc. provides this notice of its termination of the duty to file reports under Rule 15Ga-1. The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, the securitizer, was November 20, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HUNTINGTON TECHNOLOGY FINANCE, INC.
(Securitizer)

By:  /s/ S. Lynn Stenback
Name:  S. Lynn Stenback
 Title:  Senior Vice President and Chief Counsel

Date: January 25, 2018